Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares shares in Millions	Jun. 30, 2023	Dec. 31, 2022
Shares Issued and Outstanding, in million [Line Items]
Shares issued	2,040.2	2,066.8
Shares in treasury	4.6	28.9
of which [Abstract]
Buyback	4.6	28.9
Other	0.0	0.0
Shares outstanding	2,035.6	2,037.8